Right-of-use assets and lease liabilities Depreciation related to operating leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	€ 73.2	€ 67.1	€ 54.5
Depreciation related to finance leases	7.3	0.0	0.0
Properties
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	48.2	40.2	29.9
Depreciation related to finance leases	2.8	0.0	0.0
Cars
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	8.1	7.4	7.1
Depreciation related to finance leases	0.0	0.0	0.0
Equipment
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	0.0	0.0	0.0
Depreciation related to finance leases	4.5	0.0	0.0
Warehouses
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	4.5	7.1	5.9
Depreciation related to finance leases	0.0	0.0	0.0
Other
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	12.4	12.4	11.6
Depreciation related to finance leases	€ 0.0	€ 0.0	€ 0.0